LIABILITIES AND DEBT - Convertible Debt (Details)		9 Months Ended	12 Months Ended
	Apr. 01, 2021 shares	Sep. 30, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) item $ / shares
Debt Instrument [Line Items]
Gross proceeds received		$ 237,500	$ 2,779,910	$ 1,701,044
Number of shares resulting from conversion | shares		24,827
Convertible Debt 2020 Regulation CF Offering
Debt Instrument [Line Items]
Outstanding principal and accrued interest upon closing of IPO				$ 16,942
Conversion of shares | shares				3,197
Convertible Debt 2020 Regulation CF Offering | Promissory note
Debt Instrument [Line Items]
Gross proceeds received			$ 473,650	$ 450,308
Interest rate of loans			6.00%
Issuance costs				69,627
Amortization of debt issuance costs			$ 27,894
Convertible Debt 2020 Regulation D Offering
Debt Instrument [Line Items]
Gross proceeds received				755,000
Outstanding principal and accrued interest upon closing of IPO		$ 100,000	100,000	185,000
Amortization of debt issuance costs			100,000
Default interest expense			132,609
Convertible Debt 2020 Regulation D Offering | Promissory note
Debt Instrument [Line Items]
Gross proceeds received			$ 55,000	$ 800,000
Interest rate of loans			14.00%
Debt instrument term			9 months
Issuance costs			$ 100,000
Gross proceeds from converted debt conversion			$ 10,000,000
Converted percentage of IPO price			50.00%
Common stock warrants issued | shares			5
Convertible Debt 2020 Regulation D Offering | Debt Converted Into Common Stock [Member] | Promissory note
Debt Instrument [Line Items]
Number of shares resulting from conversion | shares	4,534
Convertible Debt 2019 Regulation D Offering | Promissory note
Debt Instrument [Line Items]
Gross proceeds received					$ 799,280
Interest rate of loans					12.00%
Debt instrument term					36 months
Debt conversion price | $ / shares					$ 219
Debt conversion share price triggering conversion | $ / shares					$ 219
Debt conversion based on value of the principle | item					2
Valuation cap					$ 9,000,000
Convertible Debt 2019 Regulation D Offering | Debt Converted Into Common Stock [Member] | Promissory note
Debt Instrument [Line Items]
Number of shares resulting from conversion | shares	3,621